Business Combination	12 Months Ended
Jun. 30, 2016
BUSINESS COMBINATIONS [Abstract]
Business Combinations

16.	BUSINESS COMBINATION

On June 20, 2014, the Company completed the acquisition of CJOL from Jobs DB Inc. (“Jobs DB”), with a total consideration of US$15,720 (RMB96,804).

CJOL was acquired by SEEK as part of its acquisition of Jobs DB in May 2011. SEEK acquired its controlling interest in Zhaopin Limited on February 19, 2013. Accordingly, Zhaopin and CJOL were under the common control of SEEK from February 19, 2013. Since Zhaopin and CJOL were controlled by SEEK both before and after the acquisition, this transaction is accounted for as a business combination under common control. Therefore, in accordance with ASC subtopic 805-50, the consolidated financial statements of the Company include the acquired assets and liabilities as well as the non-controlling interest of CJOL at their historical carrying amounts of approximately RMB75,753.

In addition, the Company’s consolidated financial statements as of and for the years ended June 30, 2013 and 2014 reflect the results of the combined entities and businesses of the Company and CJOL as if they had been combined from February 19, 2013, the date when the Company came under the control of SEEK. The excess of the purchase price over the historical carrying amount of the acquired assets and liabilities was deemed to be a dividend distribution to SEEK.

The allocation of the consideration of the assets acquired and liabilities assumed based on their historical carrying amounts was as follows:

As of June 20, 2014
RMB
Total consideration	96,804

Cash and cash equivalents	34,249
Prepayments and other current assets	6,837
Property and equipment, net	1,515
Other tangible assets acquired	861
Identifiable intangible assets – brand name	16,500
Identifiable intangible assets – customer relationship	156
Goodwill	62,548
Total assets acquired	122,666
Salaries and welfare payable	(4,142)
Taxes payable	(2,132)
Deferred tax liability	(6,680)
Other liabilities acquired	(356)
Deferred revenues - current	(23,964)
Non-controlling interest	(9,639)
Deemed dividend to SEEK	21,051
Total	96,804

On December 30, 2015, Zhilian Wangpin (Beijing) Technology Co., Ltd. entered into an agreement with the original shareholders of Shanghai Ruipin, a company specialized in data mining in PRC, pursuant to which, the Company acquired 75% equity interest in Shanghai Ruipin, with a total consideration of RMB1,825. The main purpose of the transaction is to complement the Company's existing businesses and achieve significant synergies. This acquisition is accounted for as a business combination and the results of operations of Shanghai Ruipin from the acquisition date, February 23, 2016, have been included in the Company’s consolidated financial statements.

Based on the assessment on financial performance of the acquired Shanghai Ruipin made by the Group, the acquired business is not considered material to the Group. Thus the presentation of the pro-forma financial information with regard to a summary of the results of operations of the Group for the business combination is not required.